RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Schedule of principal related party transactions and amounts due from and due to related parties
	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Purchases from related parties (Notes 22(a))	92,906	138,835	57,367
Sales to related parties (Note 22(b))	5,454	2,490	2,644
Lease of property from a related party (Note 22(d))	1,082	1,082	1,082

	December 31,
	2013	2014
	RMB	RMB
Amounts due from related parties (Note 22(c))	379	3,366
Amounts due to related parties (Note 22(e))	29,247	25,636

Notes:

(a)

The Group purchased merchandise from Neptunus Group and its affiliates in the normal course of business.

The payment terms offered by the related parties to the Group for purchase of merchandise ranged from 15 to 90 days. For the periods presented, none of the Group's suppliers accounted for 10% or more of the Group's purchases of merchandise.

(b)	In the normal course of business, the Group sold merchandise to the following related parties as follows:

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Neptunus Group and its affiliates	5,454	2,490	2,644
	5,454	2,490	2,644

(c)	The amounts due from related parties represent the following:

	December 31,
	2013	2014
	RMB	RMB
Amount due from Neptunus Group and its affiliates related to:
Sales of merchandise (Note 22(b))	335	2,979
VAT for the above sales of merchandise	44	387
	379	3,366

(d)
The Group rented a property from Neptunus Group under an operating lease arrangement that was entered in November 2008. The monthly rental is approximately RMB90 and the lease agreement was renewed in November 1, 2013 and will expire in October 2015.

(e)	The balances represent amounts due to Neptunus Group and its affiliates in connection with the purchase of merchandise as described in Note 22(a) above.